Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2018		Sep. 30, 2017
OPERATING ACTIVITIES
Net income	$ 8,227,659		$ 6,458,650
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	357,166		480,143
Stock-based compensation	93,360		40,920
Deferred income taxes	(36,743)		(113,718)
Changes in operating assets and liabilities:
Accounts receivable	(156,451)		777,184
Inventories	74,476		(146,180)
Prepaid expenses and other assets	(15,588)		84,093
Accounts payable and accrued expenses	(273,761)		(122,053)
Deferred revenue			(142,733)
Net cash provided by operating activities	8,270,118		7,316,306
INVESTING ACTIVITIES
Purchases of fixed assets	(37,985)		(526,377)
Purchases of marketable securities	(6,679,727)		(12,138,960)
Proceeds from maturities and sales of marketable securities	9,300,000		11,940,000
Net cash provided by (used in) investing activities	2,582,288		(725,337)
FINANCING ACTIVITIES
Proceeds from sale of common stock	124,450
Payment of dividends to shareholders	(9,684,020)		(9,682,020)
Net cash used in financing activities	(9,559,570)		(9,682,020)
Increase (decrease) in cash and cash equivalents	1,292,836		(3,091,051)
Cash and cash equivalents at beginning of period	4,755,082	[1]	8,199,364
Cash and cash equivalents at end of period	6,047,918		5,108,313
Supplemental disclosures of cash flow information:
Cash paid during the period for income taxes	$ 1,866,045		$ 2,975,019

[1]	The March 31, 2018 Balance Sheet is derived from the audited financial statements contained in our Annual Report on Form 10-K for the fiscal year ended March 31, 2018.